Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Short-term investments(i) (Note 2(k))	¥ 3,217,293	¥ 751,290
Debt investments(ii) (Note 13)	1,371,630	1,034,204
Equity investments with readily determinable fair values(iii) (Note 13)	69,015	78,351
Long-term Debt, Fair Value	4,657,938	1,863,845
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	281,009	167,940
Level I [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	0	0
Equity investments with readily determinable fair values(iii) (Note 13)	69,015	78,351
Long-term Debt, Fair Value	69,015	78,351
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level II [Member]
Assets
Short-term investments(i) (Note 2(k))	3,217,293	751,290
Debt investments(ii) (Note 13)	52,673	0
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	3,269,966	751,290
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level III [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	1,318,957	1,034,204
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	1,318,957	1,034,204
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	¥ 281,009	¥ 167,940